Segment information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment information
Number of operating segments | segment			1
Net loss			$ (15,671)	$ (15,671)
HORIZON SPACE ACQUISITION II CORP
Segment information
Number of reportable segments | segment	1				1
Number of operating segments | segment	1				1
Total formation and operating costs	$ (364,905)	$ (253,479)			$ (1,080,524)	$ (201,653)
Interest and dividend income on investments held in trust	588,076	726,071			2,889,530	344,530
Net loss	(29,122)	472,592			1,809,006	142,877
Operating Segments [Member] | HORIZON SPACE ACQUISITION II CORP
Segment information
Professional services fee in connection with Business Combination	(109,150)	(142,800)
Other formation and operating costs	(255,755)	(110,679)
Total formation and operating costs	(364,905)	(253,479)
Interest and dividend income on investments held in trust	588,076	726,071
Net loss	$ (29,122)	$ 472,592
Single reportable segment
Segment information
Net loss			$ (15,671)
Single reportable segment | HORIZON SPACE ACQUISITION II CORP
Segment information
Professional services fee in connection with Business Combination					(737,134)
Other formation and operating costs					(343,390)	(201,653)
Total formation and operating costs					(1,080,524)	(201,653)
Interest and dividend income on investments held in trust					2,889,530	344,530
Net loss					$ 1,809,006	$ 142,877